Fair Value Measurement - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value Measurement
Liabilities transfer into Level 3	¥ 0		¥ 0	¥ 0
Impairment of intangible assets and goodwill	¥ 4,882	$ 708	¥ 55,038